SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2025 the issuance date of these financial statements, and there are no events requiring disclosure other than those described below:

Subsequent to December 31, 2025, the Aibiotics Board of Directors approved, by unanimous written consent, the adoption of the Aibotics Inc. 2026 Equity Incentive Plan (the “2026 Plan”), subject to stockholder approval. The 2026 Plan is intended to provide equity-based incentives to employees, directors, consultants, and other service providers and permits the issuance of various types of awards, including stock options, restricted stock, restricted stock units, stock appreciation rights, and other equity-based awards. The 2026 Plan is intended to provide equity-based incentives to employees, directors, consultants, and other service providers and permits the issuance of various types of awards, including stock options, restricted stock, restricted stock units, stock appreciation rights, and other equity-based awards. In connection with the adoption of the 2026 Plan, Aibotics reserved 500,000,000 shares of common stock for issuance under the plan, subject to stockholder approval. Shares issued under the 2026 Plan will be, upon issuance, duly authorized, validly issued, fully paid, and non-assessable.

Subsequent to December 31, 2025, Aibotics entered into a note purchase agreement pursuant to which it issued a convertible promissory note with an aggregate principal amount of up to approximately $281,250, issued at an original issue discount. The note bears interest at a stated rate of 10% per annum and has a maturity of 24 months from issuance. The proceeds from the issuance were intended for general corporate purposes.

Subsequent to December 31, 2025, Aibotics issued a promissory note with a principal balance of approximately $28,409, which includes an original issue discount of approximately $3,409, for total proceeds of $25,000. The note matures on April 7, 2026 and provides for scheduled principal repayments prior to maturity. The note may be prepaid by the Company at any time without penalty and accrues interest upon the occurrence of an event of default.

Subsequent to December 31, 2025, Aibotics issued 25,572,128 shares of its common stock in exchange for total consideration of $76,716, consisting of $36,358 in cash proceeds, the settlement of $38,358 of accrued interest, and the settlement of $2,000 of equity issuance costs.